Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 13.1	$ 16.9
Receivables, less allowances for doubtful accounts of $58.9 at December 31, 2013 and $70.8 at December 31, 2012	698.9	585.1
Inventories	272.5	242.9
Prepaid expenses and other current assets	37.2	74.6
Deferred income taxes	48.1	55.7
Short-term restricted cash	4.5	14.8
Total current assets	1,074.3	990.0
Property, plant and equipment—net	1,925.5	1,926.4
Goodwill	773.1	768.6
Other intangible assets—net	221.8	229.9
Long-term restricted cash	51.5	45.7
Equity method investments in unconsolidated entities	57.1	72.0
Other long-term assets	62.4	66.3
Total assets	4,165.7	4,098.9
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	401.0	285.8
Amounts owing in satisfaction of bankruptcy claims	2.5	9.3
Accrued liabilities	350.7	334.0
Short-term debt and current portion of long-term debt	127.6	113.3
Current portion of capital lease obligations	7.0	10.4
Total current liabilities	888.8	752.8
Long-term debt	1,265.7	1,211.7
Unsecured notes to be issued	18.0	23.8
Capital lease obligations	6.5	15.3
Deferred income taxes	395.2	363.9
Other long-term liabilities	303.9	495.7
Total liabilities	2,878.1	2,863.2
Commitments and contingencies (Note 13)
Quad/Graphics common stock and other equity (Note 23)
Additional paid-in capital	983.1	985.6
Treasury stock, at cost, 7.5 million shares at December 31, 2013 and 8.3 million shares at December 31, 2012	(248.8)	(279.3)
Retained earnings	558.8	588.1
Accumulated other comprehensive loss	(5.6)	(60.4)
Quad/Graphics common stock and other equity	1,288.9	1,235.4
Noncontrolling interests	(1.3)	0.3
Total common stock and other equity and noncontrolling interests	1,287.6	1,235.7
Total liabilities and shareholders' equity	4,165.7	4,098.9
Preferred Stock [Member]
Quad/Graphics common stock and other equity (Note 23)
Preferred stock, $0.01 par value; Authorized: 0.5 million shares; Issued: None	0	0
Common Class A [Member]
Quad/Graphics common stock and other equity (Note 23)
Common stock, $0.025 par value	1.0	1.0
Common Class B [Member]
Quad/Graphics common stock and other equity (Note 23)
Common stock, $0.025 par value	0.4	0.4
Common Class C [Member]
Quad/Graphics common stock and other equity (Note 23)
Common stock, $0.025 par value	$ 0	$ 0